Document and Entity Information	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Entity Registrant Name	SilverCrest Metals Inc.
Entity Central Index Key	0001659520
Current Fiscal Year End Date	--12-31
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity File Number	001-38628
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	570 Granville Street, Suite 501
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3P1
City Area Code	604
Local Phone Number	694-1730
Annual Information Form	true
Audited Annual Financial Statements	true
Document Annual Report	true
Document Registration Statement	false
Trading Symbol	SILV
Title of 12(b) Security	Common Shares, no par value
Security Exchange Name	NYSE
Auditor Firm ID	271
Auditor Location	Vancouver, British Columbia, Canada
Auditor Name	PricewaterhouseCoopers LLP
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1015 15th Street N.W.
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	DC
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3100
Contact Personnel Name	CT Corporation System